Trade and other payables: (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables:
Schedule of trade and other payables

	December 31,	December 31,
	2021	2020

Trade payables	$2,857	$648
Other accrued liabilities	11,314	4,086
DSU liability (note 8 (b) (iii))	2,503	761
	$16,674	$5,495